UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

October 31, 2021

iClima ETFs

iClima Distributed Renewable Energy Transition Leaders ETF

Ticker: SHFT

iClima Global Decarbonization Transition Leaders ETF

Ticker: CLMA

iClima ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

iClima ETFs

iCLIMA DISTRIBUTED RENEWABLE ENERGY TRANSITION LEADERS ETF PORTFOLIO ALLOCATION at October 31, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Industrial	45.0%
Energy	31.5
Consumer (Cyclical)	10.6
Technology	7.8
Utilities	2.7
Consumer (Non-Cyclical)	2.3
Cash & Cash Equivalents(1)	0.1
100.0%

iCLIMA GLOBAL DECARBONIZATION TRANSITION LEADERS ETF PORTFOLIO ALLOCATION at October 31, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Industrial	33.9%
Energy	20.5
Utilities	12.2
Consumer (Cyclical)	11.2
Basic Materials	8.9
Technology	4.7
Financial	3.7
Consumer (Non-Cyclical)	2.9
Communications	1.9
Cash & Cash Equivalents(2)	0.1
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

(2)Represents cash, short-term investments and other assets in excess of liabilities.

2

The accompanying notes are an integral part of these financial statements.

iClima Distributed Renewable Energy Transition Leaders ETF

	Shares	Value
Common Stocks – 99.9%
Auto Manufacturers – 7.4%
BYD Co. Ltd. – H Shares	1,798	$68,554
Cummins, Inc.	173	41,492
Tesla, Inc. (1)	56	62,384
		172,430
Auto Parts & Equipment – 1.8%
Proterra, Inc. (1)	3,780	42,374
Building Materials – 2.1%
Nibe Industries AB – B Shares (1)	3,251	48,395
Commercial Services – 2.3%
Quanta Services, Inc.	445	53,970
Distribution & Wholesale – 1.4%
Resideo Technologies, Inc. (1)	1,299	32,033
Electric – 2.7%
Ameresco, Inc. – Class A (1)	755	62,008
Electrical Components & Equipment – 15.8%
ABB Ltd.	1,067	35,370
Blink Charging Co. (1)	1,161	36,920
ChargePoint Holdings, Inc. – Class A (1)	1,707	42,300
Generac Holdings, Inc. (1)	99	49,357
Nexans SA	415	41,614
Nuvve Holding Corp. (1)	3,437	41,897
Prysmian SpA	1,093	41,361
Schneider Electric SE	227	39,115
SMA Solar Technology AG	713	37,675
		365,609
Electronics – 8.5%
Advanced Energy Industries, Inc.	445	40,860
Itron, Inc. (1)	406	31,574
Smart Metering Systems PLC	3,173	35,491
Trimble, Inc. (1)	457	39,928
Vicor Corp. (1)	332	50,328
		198,181
Energy – Alternate Sources – 31.5%
Ballard Power Systems, Inc. (1)	3,045	55,100
Canadian Solar, Inc. (1)	957	39,763
Cleanspark, Inc. (1)	3,018	61,145
Enphase Energy, Inc. (1)	204	47,253
FuelCell Energy, Inc. (1)	6,626	52,942
ITM Power PLC (1)	7,130	47,792
Landis+Gyr Group AG	483	33,301
Meyer Burger Technology AG (1)	75,495	36,122

	Shares	Value
Energy – Alternate Sources – 31.5% (Continued)
Plug Power, Inc. (1)	1,531	$58,591
SolarEdge Technologies, Inc. (1)	135	47,882
Stem, Inc. (1)	1,445	34,261
Sunnova Energy International, Inc. (1)	1,275	56,814
SunPower Corp. (1)	1,721	57,929
Sunrun, Inc. (1)	750	43,260
Xinyi Solar Holdings Ltd.	27,877	58,341
		730,496
Engineering & Construction – 4.0%
Alfen Beheer BV (1)	358	40,311
MYR Group, Inc. (1)	514	52,505
		92,816
Hand & Machine Tools – 2.6%
Meidensha Corp.	2,821	59,154
Machinery – Construction & Mining – 2.6%
Bloom Energy Corp. – Class A (1)	1,922	60,082
Metal Fabricate & Hardware – 2.2%
Valmont Industries, Inc.	216	51,615
Miscellaneous Manufacturers – 5.4%
Alstom SA	966	34,409
Eaton Corp. PLC	312	51,405
Siemens AG	244	39,611
		125,425
Retail – 1.8%
EVgo, Inc. – Class A (1)	4,355	40,589
Semiconductors – 5.3%
Analog Devices, Inc.	231	40,076
Infineon Technologies AG	965	45,111
NXP Semiconductors NV	187	37,561
		122,748
Software – 2.5%
Veritone, Inc. (1)	1,908	57,068
Total Common Stocks
(Cost $2,036,178)		2,314,993

Short–Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund – Class X, 0.026% (2)	3,436	3,436
Total Short–Term Investments
(Cost $3,436)		3,436

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)

3

The accompanying notes are an integral part of these financial statements.

iClima Distributed Renewable Energy Transition Leaders ETF

	Shares	Value
Total Investments in Securities – 100.0%
(Cost $2,039,614)		$2,318,429
Other Liabilities in Excess of Assets – (0.0)% (3)		(600)
Total Net Assets – 100.0%		$2,317,829

Percentages are stated as a percent of net assets.

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of October 31, 2021.

(3)Does not round to 0.5% or (0.5)%, as applicable.

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

4

The accompanying notes are an integral part of these financial statements.

iClima Global Decarbonization Transition Leaders ETF

	Shares	Value
Common Stocks – 99.9%
Auto Manufacturers – 6.7%
BYD Co. Ltd. – H Shares	419	$15,976
Kandi Technologies Group, Inc. (1)	678	2,970
Li Auto, Inc. – Class A – ADR (1)	295	9,626
NFI Group, Inc.	146	2,954
NIO, Inc. – Class A – ADR (1)	299	11,783
Tesla, Inc. (1)	15	16,710
XPeng, Inc. – ADR (1)	246	11,471
		71,490
Auto Parts & Equipment – 2.0%
Aptiv PLC (1)	65	11,238
BorgWarner, Inc.	160	7,211
Proterra, Inc. (1)	320	3,587
		22,036
Building Materials – 3.8%
Cie de Saint–Gobain	143	9,856
Kingspan Group PLC	90	10,378
Lixil Corp.	316	8,103
Nibe Industries AB – B Shares (1)	808	12,028
		40,365
Chemicals – 6.3%
Albemarle Corp.	47	11,772
Carbios SACA (1)	68	3,184
Ecolab, Inc.	49	10,889
Johnson Matthey PLC	180	6,743
Koninklijke DSM NV	53	11,595
Novozymes A/S – B Shares	123	9,054
Umicore SA	117	6,713
Wacker Chemie AG	43	7,761
		67,711
Commercial Services – 0.9%
Quanta Services, Inc.	84	10,187
Distribution & Wholesale – 2.2%
Ferguson PLC	69	10,399
LKQ Corp.	148	8,152
Resideo Technologies, Inc. (1)	209	5,154
		23,705
Diversified Financial Services – 1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	112	6,765
London Stock Exchange Group PLC	104	10,121
		16,886

	Shares	Value
Electric – 10.6%
ACEA SpA	277	$6,014
Algonquin Power & Utilities Corp.	475	6,836
Ameresco, Inc. – Class A (1)	55	4,517
Audax Renovables SA	1,505	2,426
Boralex, Inc.	110	3,399
Contact Energy Ltd.	1,101	6,445
Edison International	177	11,139
EDP Renovaveis SA	392	10,933
Encavis AG	189	3,959
Iberdrola SA	884	10,450
Innergex Renewable Energy, Inc.	206	3,424
Mercury NZ Ltd.	1,348	5,918
Meridian Energy Ltd.	2,040	7,285
Northland Power, Inc.	188	6,035
Ormat Technologies, Inc. (1)	49	3,544
Orsted AS	72	10,170
Verbund AG	113	11,782
		114,276
Electrical Components & Equipment – 9.3%
ABB Ltd.	292	9,679
Acuity Brands, Inc.	37	7,601
Blink Charging Co. (1)	237	7,537
ChargePoint Holdings, Inc. – Class A (1)	320	7,930
China High Speed Transmission Equipment Group Co. Ltd.	7,454	5,788
EnerSys	35	2,801
Generac Holdings, Inc. (1)	24	11,965
Littelfuse, Inc.	24	7,069
Nexans SA	36	3,610
Nuvve Holding Corp. (1)	290	3,535
Prysmian SpA	210	7,947
Schneider Electric SE	63	10,856
SMA Solar Technology AG	63	3,329
Xinjiang Goldwind Science & Technology, Co. Ltd. – H Share	4,539	10,176
		99,823
Electronics – 4.6%
Advanced Energy Industries, Inc.	38	3,489
Azbil Corp.	218	9,273
Badger Meter, Inc.	34	3,477
Halma PLC	185	7,511
Itron, Inc. (1)	64	4,977
Smart Metering Systems PLC	273	3,054
Trimble, Inc. (1)	112	9,785
Vicor Corp. (1)	53	8,034
		49,600

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)

5

The accompanying notes are an integral part of these financial statements.

iClima Global Decarbonization Transition Leaders ETF

	Shares	Value
Energy – Alternate Sources – 20.5%
Atlantica Sustainable Infrastructure PLC	163	$6,414
Ballard Power Systems, Inc. (1)	758	13,716
Canadian Solar, Inc. (1)	78	3,241
Ceres Power Holdings PLC (1)	242	4,130
Enphase Energy, Inc. (1)	61	14,130
Falck Renewables SpA	512	5,164
First Solar, Inc. (1)	81	9,687
FuelCell Energy, Inc. (1)	562	4,490
ITM Power PLC (1)	589	3,948
JinkoSolar Holding Co. Ltd. – ADR (1)	62	3,709
Landis+Gyr Group AG	43	2,965
Luoyang Glass, Co. Ltd. – H Share (1)	2,776	4,047
Maxeon Solar Technologies Ltd. (1)	223	5,024
Meyer Burger Technology AG (1)	6,542	3,130
NEL ASA (1)	1,794	3,781
Neoen SA (1)	164	7,554
NextEra Energy Partners LP	81	6,990
Nordex SE (1)	180	3,312
Plug Power, Inc. (1)	372	14,237
PowerCell Sweden AB (1)	157	3,506
Renewable Energy Group, Inc. (1)	57	3,648
RENOVA, Inc. (1)	104	4,560
Scatec ASA	299	5,871
Shoals Technologies Group, Inc. – Class A (1)	208	6,446
Siemens Gamesa Renewable Energy SA	344	9,327
SolarEdge Technologies, Inc. (1)	26	9,222
Solaria Energia y Medio Ambiente SA (1)	179	3,577
Sunnova Energy International, Inc. (1)	93	4,144
SunPower Corp. (1)	366	12,320
Sunrun, Inc. (1)	143	8,248
TPI Composites, Inc. (1)	159	5,347
Vestas Wind Systems A/S	283	12,252
Xinyi Solar Holdings Ltd.	5,853	12,249
		220,386
Engineering & Construction – 1.6%
Acciona SA	50	9,594
Alfen Beheer BV (1)	32	3,603
MYR Group, Inc. (1)	36	3,677
		16,874
Environmental Control – 3.7%
Covanta Holding Corp.	172	3,471
Pentair PLC	98	7,249
Republic Services, Inc.	90	12,114
TOMRA Systems ASA	110	7,090
Waste Connections, Inc.	76	10,325
		40,249

	Shares	Value
Food – 1.9%
HelloFresh SE (1)	105	$8,506
Kerry Group PLC	65	8,733
Tattooed Chef, Inc. (1)	176	3,163
		20,402
Forest Products & Paper – 2.1%
Ence Energia y Celulosa SA (1)	1,092	2,810
Mondi PLC	270	6,754
Sumitomo Forestry Co. Ltd.	249	4,739
UPM–Kymmene Oyj	238	8,406
		22,709
Hand & Machine Tools – 0.6%
Regal Rexnord Corp.	44	6,702
Internet – 1.9%
Lyft, Inc. – Class A (1)	194	8,899
Uber Technologies, Inc. (1)	255	11,174
		20,073
Machinery – Construction & Mining – 1.5%
Bloom Energy Corp. – Class A (1)	499	15,599
Machinery – Diversified – 2.1%
IDEX Corp.	43	9,571
KION Group AG	71	7,756
McPhy Energy SA (1)	187	5,081
		22,408
Mining – 0.5%
Livent Corp. (1)	176	4,967
Miscellaneous Manufacturers – 4.4%
A.O. Smith Corp. – Class A	106	7,746
Alstom SA	236	8,406
Eaton Corp. PLC	66	10,874
Siemens AG	67	10,877
Trane Technologies PLC	54	9,770
		47,673
Packaging & Containers – 1.0%
DS Smith PLC	1,261	6,627
Lee & Man Paper Manufacturing Ltd.	6,076	4,562
		11,189
Real Estate – 0.9%
Vonovia SE	158	9,592
Real Estate Investment Trusts (REITs) – 1.3%
PotlatchDeltic Corp.	67	3,502
Weyerhaeuser Co.	284	10,145
		13,647

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

6

The accompanying notes are an integral part of these financial statements.

iClima Global Decarbonization Transition Leaders ETF

	Shares	Value
Retail – 0.3%
EVgo, Inc. – Class A (1)	370	$3,448
Semiconductors – 3.6%
Applied Materials, Inc.	75	10,249
Infineon Technologies AG	262	12,247
Veeco Instruments, Inc. (1)	249	6,048
Wolfspeed, Inc. (1)	80	9,609
		38,153
Software – 1.2%
DocuSign, Inc. (1)	45	12,523
Transportation – 1.2%
East Japan Railway Co.	210	13,054
Water – 1.6%
American Water Works Co., Inc.	55	9,580
Suez SA	322	7,335
		16,915
Total Common Stocks
(Cost $997,541)		1,072,642

Short–Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund – Class X, 0.0260% (2)	1,264	1,264
Total Short–Term Investments
(Cost $1,264)		1,264

Total Investments in Securities – 100.0%
(Cost $998,805)		1,073,906
Other Assets in Excess of Liabilities – 0.0% (3)		137
Total Net Assets – 100.0%		$1,074,043

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of October 31, 2021.

(3)Does not round to 0.5% or (0.5)%, as applicable.

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

7

The accompanying notes are an integral part of these financial statements.

iClima ETFs

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021 (Unaudited)

	iClima Distributed Renewable Energy Transition Leaders ETF	iClima Global Decarbonization Transition Leaders ETF

Assets:
Investments in securities, at value (Note 2)	$2,318,429	$1,073,906
Cash	—	117
Receivables:
Dividends and interest	557	578
Total assets	2,318,986	1,074,601

Liabilities:
Payables:
Management fees (Note 4)	1,157	558
Total liabilities	1,157	558
Net Assets	$2,317,829	$1,074,043

Components of Net Assets:
Paid-in capital	$2,046,845	$1,000,000
Total distributable (accumulated) earnings (losses)	270,984	74,043
Net assets	$2,317,829	$1,074,043

Net Asset Value (unlimited shares authorized):
Net assets	$2,317,829	$1,074,043
Shares of beneficial interest issued and outstanding	100,000	50,000
Net asset value	$23.18	$21.48

Cost of investments	$2,039,614	$998,805

8

The accompanying notes are an integral part of these financial statements.

iClima ETFs

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2021 (Unaudited)

	iClima Distributed Renewable Energy Transition Leaders ETF (1)	iClima Global Decarbonization Transition Leaders ETF (1)

Investment Income:
Dividend income (net of foreign withholding tax of $113 and $160, respectively)	$2,532	$2,799
Total investment income	2,532	2,799

Expenses:
Management fees (Note 4)	3,634	1,864
Total expenses	3,634	1,864
Net investment income (loss)	(1,102)	935

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(6,292)	(1,983)
Foreign currency transactions	(426)	(7)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	278,804	75,098
Net realized and unrealized gain (loss) on investments	272,086	73,108
Net increase (decrease) in net assets resulting from operations	$270,984	$74,043

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to October 31, 2021.

9

The accompanying notes are an integral part of these financial statements.

iClima Distributed Renewable Energy Transition Leaders ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2021 (Unaudited) (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(1,102)
Net realized gain (loss) on investments and foreign currency transactions	(6,718)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	278,804
Net increase (decrease) in net assets resulting from operations	270,984

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	2,046,845
Total increase (decrease) in net assets	2,317,829

Net Assets:
Beginning of period	—
End of period	$2,317,829

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to October 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2021 (Unaudited)(1)
	Shares	Value
Shares sold	100,000	$2,046,845
Shares redeemed	—	—
Net increase (decrease)	100,000	$2,046,845

10

The accompanying notes are an integral part of these financial statements.

iClima Global Decarbonization Transition Leaders ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2021 (Unaudited) (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$935
Net realized gain (loss) on investments and foreign currency transactions	(1,990)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	75,098
Net increase (decrease) in net assets resulting from operations	74,043

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	1,000,000
Total increase (decrease) in net assets	1,074,043

Net Assets:
Beginning of period	—
End of period	$1,074,043

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to October 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2021 (Unaudited) (1)
	Shares	Value
Shares sold	50,000	$1,000,000
Shares redeemed	—	—
Net increase (decrease)	50,000	$1,000,000

11

The accompanying notes are an integral part of these financial statements.

iClima Distributed Renewable Energy Transition Leaders ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2021 (Unaudited) (1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments	3.19
Total from investment operations	3.18

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$23.18
Total return (3)(4)	15.89%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$2.3
Portfolio turnover rate (3)	27%
Ratio of expenses to average net assets (5)	0.65%
Ratio of net investment income (loss) to average net assets (5)	(0.20)%

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to October 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

12

The accompanying notes are an integral part of these financial statements.

iClima Global Decarbonization Transition Leaders ETF

Period Ended October 31, 2021 (Unaudited) (1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) on investments	1.46
Total from investment operations	1.48

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$21.48
Total return (3)(4)	7.40%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.1
Portfolio turnover rate (3)	23%
Ratio of expenses to average net assets (5)	0.65%
Ratio of net investment income (loss) to average net assets (5)	0.33%

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to October 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

13

iClima ETFs

NOTE 1 – ORGANIZATION

The iClima Distributed Renewable Energy Transition Leaders ETF and iClima Global Decarbonization Transition Leaders ETF (each a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on July 20, 2021.

The investment objective of the iClima Distributed Renewable Energy Transition Leaders ETF is to seek to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index. The investment objective of the iClima Global Decarbonization Transition Leaders ETF is to seek to track the performance, before fees and expenses, of the iClima Global Decarbonization Enablers Index (an “Index,” and together with the iClima Distributed Renewable Energy Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs,”) Business Development Companies (“BDCs,”) and Master Limited Partnerships (“MLPs,”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ,”) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited)

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2021:

iClima Distributable Renewable Energy Transition Leaders ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,314,993	$—	$—	$2,314,993
Short-Term Investments	3,436	—	—	3,436
Total Investments in Securities	$2,318,429	$—	$—	$2,318,429

iClima Global Decarbonization Transition Leaders ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$1,072,642	$—	$—	$1,072,642
Short-Term Investments	1,264	—	—	1,264
Total Investments in Securities	$1,073,906	$—	$—	$1,073,906

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identifiy their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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F. Share Valuation. The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Funds will take such steps as set forth in the Program.

I.Recent SEC Rules Adoptions. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risk of Investing in CO2e Avoidance Companies (as defined in the Fund’s prospectus) (iClima Global Decarbonization Transition Leaders ETF Only). The underlying Index’s decarbonization methodology, and thus the Fund’s investment strategy, limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies based on decarbonization ratings. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out of the decarbonization methodology.

B.Associated Risk of Investing in Distributed Energy Companies (iClima Distributed Renewable Energy Transition Leaders ETF Only). Distributed Energy Companies (as defined in the Fund’s prospectus) typically face intense competition, potentially short product lifecycles and potentially rapid product obsolescence (e.g., when a better, higher utility solution becomes available) due to anticipated and frequent technological improvements. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, subsidies and other governmental regulations and policies. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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Distributed Energy Companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources (such as lithium, copper and cobalt), technological developments and labor relations. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on Distributed Energy Companies. Renewable energy resources may be highly dependent upon on government policies that support renewable generation and enhance the economic viability of owning renewable electric generation assets. Investors should additionally take notice of the distinction between implemented government policy based on legislation and less guaranteed commitments which may be aspirational, subject to political risk, and difficult to enforce. Additionally, adverse environmental conditions may cause fluctuations in renewable electric generation and adversely affect the cash flows associated with Distributed Energy Companies.

C.Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated. In such event, the value of Fund shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

D.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

E.Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

F.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

G.Emerging and Developing Markets Risk. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Funds to decline in value. Because of these risk factors, the Funds’ investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. The index provider may have less reliable or outdated information from emerging or developing market companies due to issues associated with the regulatory, accounting, auditing, and financial reporting and recordkeeping standards when assessing if a company should be included in the Index.

H.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Acra, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

I.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.Non-Diversification Risk. Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held more diversified portfolios. This may increase a Fund’s volatility and have a greater impact on a Fund’s performance.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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K.Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

L.Sector Risk. At times the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

M.Industrials Sector Risk. The Funds may invest in companies in the industrials sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund of 0.65%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fee incurred is paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
iClima Distributed Renewable Energy Transition Leaders ETF	$573,769	$591,286
iClima Global Decarbonization Transition Leaders ETF	243,316	233,758

For the period ended October 31, 2021, there were no purchases or sales of long-term U.S. Government securities.

For the period ended October 31, 2021, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
iClima Distributed Renewable Energy Transition Leaders ETF	$2,059,854	$—
iClima Global Decarbonization Transition Leaders ETF	$989,793	$—

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2021. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. For the period ended October 31, 2021 the Funds did not have any distributions.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. The Funds commenced operations on July 20, 2021, therefore, the Funds had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the iClima Distributed Renewable Energy Transition Leaders ETF and iClima Global Decarbonization Transition Leaders ETF is $500 and $2,000, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with the Funds’ investment objectives but there can be no assurance that it will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

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As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual expenses examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from July 20, 2021 (commencements of operations) to October 31, 2021. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2021 to October 31, 2021.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

iClima Distributed Renewable Energy Transition Leaders ETF

	Beginning Account Value July 20, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period July 20, 2021 – October 31, 2021 (1)
Actual	$1,000.00	$1,158.90	$2.00

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period May 1, 2021 – October 31, 2021 (2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period from July 20, 2021 to October 31, 2021, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended October 31, 2021 (Unaudited)

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EXPENSE EXAMPLES For the Period Ended October 31, 2021 (Unaudited) (Continued)

iClima Global Decarbonization Transition Leaders ETF

	Beginning Account Value July 20, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period July 20, 2021 – October 31, 2021 (3)
Actual	$1,000.00	$1,074.00	$1.92

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period May 1, 2021 – October 31, 2021 (4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

(3)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period from July 20, 2021 to October 31, 2021, the commencement of operations date to the end of the period).

(4)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on June 1, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the iClima Distributed Renewable Energy Transition Leaders ETF and iClima Global Decarbonization Transition Leaders ETF (the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager for each of the Funds, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by each of the Funds.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because each Fund is designed to track the performance of an index the performance of such Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether each Fund’s performance exhibited significant tracking error.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Funds’ Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of each Fund relative to a peer group. Each Fund was compared to ETFs in the U.S. Fund World Large Stock category, which is comprised of funds that invest in a variety of large-capitalization international companies.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

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iClima ETFs

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Funds by the Adviser given the nature of each Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to the Funds. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Funds Grow. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

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iClima ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the iClima Distributed Renewable Energy Transition Leaders ETF and iClima Global Decarbonization Transition Leaders ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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iClima ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 931-6560 or by accessing the Funds’ website at www.iclimaetfs.earth. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available upon request without charge by calling (833) 931-6560 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.iclimaetfs.earth. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 931-6560. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.iclimaetfs.earth.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 931-6560. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.iclimaetfs.earth.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
iClima Distributed Renewable Energy Transition Leaders ETF	SHFT	886364686
iClima Global Decarbonization Transition Leaders ETF	CLMA	886364694

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

1/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

  1/5/2022

By (Signature and Title)*

/s/ Daniel Carlson

Daniel Carlson, Treasurer/Principal Financial Officer

Date

1/5/2022

* Print the name and title of each signing officer under his or her signature.